Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Assets that are measured at fair value
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31
		2018		2017
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,681	€1,682	€2,295	€2,295
Retail financing		601	584	420	405
Finance lease		3	3	4	4
Other receivables from financing activities		356	355	421	421
Total Receivables from financing activities (1)	15	€2,641	€2,624	€3,140	€3,125

Asset backed financing		€457	€457	€357	€357
Notes		7,825	8,152	9,626	10,365
Other debt		6,246	6,229	7,988	8,001
Total Debt	21	€14,528	€14,838	€17,971	€18,723

		At December 31
		2018				2017
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€3	€15	€13	€31	€3	€24	€—	€27
Debt securities and equity instruments measured at FVPL	13	270	—	3	273	275	—	2	277
Derivative financial assets	16	—	256	41	297	—	254	30	284
Collateral deposits	13	61	—	—	61	61	—	—	61
Receivables from financing activities	15	—	—	973	973	—	—	—	—
Trade receivables	15	—	65	—	65	—	—	—	—
Cash at banks(1)	17	—	—	—	—	6,396	—	—	6,396
Money market securities(1)	17	4,352	—	—	4,352	4,404	1,838	—	6,242
Total Assets		€4,686	€336	€1,030	€6,052	€11,139	€2,116	€32	€13,287
Derivative financial liabilities	16	—	205	2	207	—	138	1	139
Total Liabilities		€—	€205	€2	€207	€—	€138	€1	€139

Explanation of initial application of IFRS 9 [text block]
The impact of the adoption of IFRS 9 on the fair value hierarchy as at January 1, 2018 was as follows:

	At December 31, 2017 (as previously reported)				Adjustments/Reclassifications				At January 1, 2018 (as adjusted)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(€ million)
Debt securities and equity instruments measured at FVOCI	€3	€24	€—	€27	€—	€(4)	€23	€19	€3	€20	€23	€46
Debt securities and equity instruments measured at FVPL	275	—	2	277	—	—	20	20	275	—	22	297
Derivative financial assets	—	254	30	284	—	—	—	—	—	254	30	284
Collateral deposits	61	—	—	61	—	—	—	—	61	—	—	61
Receivables from financing activities	—	—	—	—	—	—	700	700	—	—	700	700
Trade receivables	—	—	—	—	—	28	—	28	—	28	—	28
Cash at banks(1)	6,396	—	—	6,396	(6,396)	—	—	(6,396)	—	—	—	—
Money market securities(1)	4,404	1,838	—	6,242	(1,692)	(1,838)	—	(3,530)	2,712	—	—	2,712
Total Assets	€11,139	€2,116	€32	€13,287	€(8,088)	€(1,814)	€743	€(9,159)	€3,051	€302	€775	€4,128
Derivative financial liabilities	—	138	1	139	—	—	—	—	—	138	1	139
Total Liabilities	€—	€138	€1	€139	€—	€—	€—	€—	€—	€138	€1	€139

Liabilities that are measured at fair value

		At December 31
		2018				2017
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€3	€15	€13	€31	€3	€24	€—	€27
Debt securities and equity instruments measured at FVPL	13	270	—	3	273	275	—	2	277
Derivative financial assets	16	—	256	41	297	—	254	30	284
Collateral deposits	13	61	—	—	61	61	—	—	61
Receivables from financing activities	15	—	—	973	973	—	—	—	—
Trade receivables	15	—	65	—	65	—	—	—	—
Cash at banks(1)	17	—	—	—	—	6,396	—	—	6,396
Money market securities(1)	17	4,352	—	—	4,352	4,404	1,838	—	6,242
Total Assets		€4,686	€336	€1,030	€6,052	€11,139	€2,116	€32	€13,287
Derivative financial liabilities	16	—	205	2	207	—	138	1	139
Total Liabilities		€—	€205	€2	€207	€—	€138	€1	€139
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31
		2018		2017
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,681	€1,682	€2,295	€2,295
Retail financing		601	584	420	405
Finance lease		3	3	4	4
Other receivables from financing activities		356	355	421	421
Total Receivables from financing activities (1)	15	€2,641	€2,624	€3,140	€3,125

Asset backed financing		€457	€457	€357	€357
Notes		7,825	8,152	9,626	10,365
Other debt		6,246	6,229	7,988	8,001
Total Debt	21	€14,528	€14,838	€17,971	€18,723

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	2018			2017
	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Debt securities and equity instruments	Derivative financial assets/(liabilities)
	(€ million)
At January 1	700	45	29	12	19
Gains/(Losses) recognized in Consolidated Income Statement	—	(1)	30	1	27
Gains/(Losses) recognized in Other comprehensive income/(loss)	—	—	9	(1)	18
Issues/Settlements	273	—	(29)	—	(35)
Transfers to Assets/(Liabilities) held for sale	—	(28)	—	—	—
At December 31	€973	€16	€39	12	29

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	2018			2017
	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Debt securities and equity instruments	Derivative financial assets/(liabilities)
	(€ million)
At January 1	700	45	29	12	19
Gains/(Losses) recognized in Consolidated Income Statement	—	(1)	30	1	27
Gains/(Losses) recognized in Other comprehensive income/(loss)	—	—	9	(1)	18
Issues/Settlements	273	—	(29)	—	(35)
Transfers to Assets/(Liabilities) held for sale	—	(28)	—	—	—
At December 31	€973	€16	€39	12	29